SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)	Jan. 01, 2024 CNY (¥)	Jan. 01, 2023 CNY (¥)
Redeemable convertible preferred shares	$ 408,800	¥ 2,895,500
Convenience translation rate | (per share)	$ 1.00	¥ 7.2993
Cash and cash equivalents			¥ 50		¥ 119
Cash and cash equivalents			699,391		592,358
Cash and cash equivalents	$ 81,153		¥ 699,391	¥ 622,144	592,358
Value added tax rate	3.00%	3.00%	6.00%	13.00%
Deferred revenue							¥ 51,945	¥ 39,049
Deferred revenue of VIE	$ 7,777		¥ 51,945		56,768
Advertising expense		¥ 24,014	22,481	¥ 65,992
Employee benefits share based compensation		¥ 76,961	76,282	77,697
Government grants			73,852	¥ 8,893	36,532
Other current liabilities			7,976		7,976
Variable Interest Entity, Primary Beneficiary [Member]
Cash and cash equivalents			114,307		47,309
Deferred revenue of VIE			51,945		56,768
Accounts receivable							¥ 12,115	¥ 12,775
HONG KONG
Cash and cash equivalents			23,010		1,851
Government Sector [Member]
Cash and cash equivalents			¥ 11,261		10,905
Government Sector [Member] | HONG KONG
Cash and cash equivalents	$ 250				¥ 500	$ 500